Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Right-of-use assets	$ 7,844	$ 2,572
Property, plant and equipment	24,990	1,334
Investments in associates		8,876
Goodwill	93,678	17,832
Other intangible assets	111,421	78,853
Total non-current assets	237,933	109,467
Current assets
Right-of-use assets	3,999	1,942
Trade and other receivables	24,119	13,525
Prepayments and contract assets	26,000	8,841
Cash and cash equivalents	262,581	101,757
Assets held for sale		3,282
Total current assets	316,699	129,347
Total assets	554,632	238,814
EQUITY
Share premium	922,897	485,221
Share-based payment reserve	80,371	32,185
Retained earnings	(837,986)	(469,504)
Foreign currency translation reserve	(27)	1,675
Total capital and reserves	165,271	49,590
Non-controlling interests		(1,231)
Total equity	165,271	48,359
Non-current liabilities
Loans and borrowings	168,601
Contract liabilities	70,396	57,274
Lease liabilities	8,442	2,011
Deferred grant income	7,236	7,488
Deferred tax liability	1,019
Total non-current liabilities	255,694	66,773
Current liabilities
Trade and other payables	22,686	7,745
Accruals and provisions	36,856	18,636
Claims payable	24,628	3,890
Contract liabilities	23,786	18,744
Warrant liability	20,128
Lease liabilities	4,190	2,488
Deferred grant income	1,208
Loans and borrowings	185	70,357
Liabilities directly associated with the assets held for sale		1,822
Total current liabilities	133,667	123,682
Total liabilities	389,361	190,455
Total liabilities and equity	554,632	238,814
Ordinary share capital
EQUITY
Share capital	$ 16	10
Preference share capital
EQUITY
Share capital		$ 3